Average Annual Total Returns - ProShares Ultra MidCap400	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	S&P MidCap 400® Index OneYear		S&P MidCap 400® Index FiveYears		S&P MidCap 400® Index TenYears
Total	50.10%	13.47%	20.79%	49.86%	13.35%	20.72%	29.80%	10.79%	18.07%	26.20%	[1]	4.67%	[1]	12.71%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.